12. Related parties (Tables)	12 Months Ended
Dec. 31, 2018
Related Parties Tables Abstract
Compensation
	Base salary			Variable compensation			Stock option plan			Total
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
Board of directors (*)	12,256	5,797	7,128	-	-	-	-	-	-	12,256	5,797	7,128
Executive officers	42,695	31,408	26,035	15,083	26,813	16,684	29,267	24,405	22,545	87,045	82,626	65,264
Fiscal Council	228	456	-	-	-	-	-	-	-	228	456	-
	55,179	37,661	33,163	15,083	26,813	16,684	29,267	24,405	22,545	99,529	88,879	73,392
% share-based payment over the total							29.4%	27.5%	31.1%

(*) Including the compensation of the Board of Directors’ advisory committees (Human Resources and Compensation, Audit, Finance, Sustainable Development and Corporate Governance).

Related party balances and transactions
	Balances								Transactions
	Trade receivables		Other assets		Trade payables		Other liabilities		Revenues (expenses)
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2016

Controlling shareholders
Casino (i)	15	-	-	-	2	1	1	4	(64)	(48)	(64)
Euris (i)	-	-	-	-	-	-	-	-	(2)	(3)	(4)
Éxito (ii)	-	-	-	-	-	-	-	-	(1)	(1)	-
Helicco Participações(i)	-	-	-	-	-	-	3	-	(7)	-	(1)
Associates
FIC (iii)	58	170	33	24	31	22	-	-	152	84	55
Other related parties
Greenyellow (iv)	-	-	-	-	-	-	141	149	(39)	(58)	(26)
Others	-	-	1	1	-	-	-		-	-	(3)
Total	73	170	34	25	33	23	145	153	39	(26)	(43)